Acquisition (Details) - Longye International Limited ("Longye") ¥ in Thousands	Jan. 13, 2020 CNY (¥)
Acquisition
Total Cash consideration	¥ 99,896
Plus: Fair value of equity consideration as of acquisition date	16,969
Purchase consideration	¥ 116,865